Accounting policies	12 Months Ended
Dec. 31, 2018
Accounting Policies
Accounting policies
1	Accounting policies

General information

Midatech Pharma plc (the "Company") is a company registered and domiciled in England and Wales. The Company was incorporated on 12 September 2014.

The Company is a public limited company, which has been listed on the Alternative Investment Market (“AIM”), which is a submarket of the London Stock Exchange, since 8 December 2014.

In addition, since 4 December 2015 the Company has American Depository Receipts (“ADRs”) registered with the US Securities and Exchange Commission (“SEC”) and is listed on The NASDAQ Capital Market.

Basis of preparation

This financial information does not constitute the company's statutory accounts for 2018, 2017 or 2016. Statutory accounts for the years ended 31 December 2018, 31 December 2017 and 31 December 2016 have been reported on by the Independent Auditors.

The Independent Auditors' Report on the Annual Report and Financial Statements for the years ended 31 December 2018, 31 December 2017 and 31 December 2016 was unqualified and did not contain a statement under 498(2) or 498(3) of the Companies Act 2006.

The Independent Auditors' Report on the Annual Report and Financial Statements for the years ended 31 December 2018 and 31 December 2016 did not draw attention to any matters by way of emphasis. The Independent Auditors' Report on the Annual Report and Financial Statements for the year ended 31 December 2017 drew attention to a material uncertainty in respect of going concern.

Statutory accounts for the year ended 31 December 2017 and 31 December 2016 have been filed with the Registrar of Companies. The statutory accounts for the year ended 31 December 2018 will be delivered to the Registrar in due course.

The Group was formed on 31 October 2014 when Midatech Pharma plc entered into an agreement to acquire the entire share capital of Midatech Limited and its wholly owned subsidiaries through the issue equivalent of shares in the Company which took place on 13 November 2014.

This financial information has been prepared in accordance with International Financial Reporting Standards, International Accounting Standards and Interpretations (collectively IFRS) issued by the International Accounting Standards Board (IASB) and as adopted by the European Union ("adopted IFRSs") and are presented in £’000’s Sterling.

The principal accounting policies adopted in the preparation of the financial information are set out below. The policies have been consistently applied to all the periods presented.

Reclassification of 2017 research and development costs and administrative costs – continuing operations

In 2017, the impairment charge of £1.5m against the Opsisporin IPRD intangible asset was disclosed separately on the face of the statement of comprehensive income. In doing so the impairment charge was deducted from administrative costs rather than research and development costs in error. This reclassification has no impact on the loss before tax or the net assets of the group in any year presented.

	2017 reclassification continuing operations	2017 original basis continuing operations
	£’000	£’000

Research and development costs	8,329	9,829
Distribution costs, sales and marketing	170	170
Administrative costs	4,266	2,766
Impairment	1,500	1,500
	14,265	14,265

As a result of the transfer of the Company’s Zuplenz product to MPUS during the year and the subsequent disposal of the commercial operation, management undertook a further review of the classification of certain expenses between the R&D pipeline and commercial segments which resulted in a transfer of £0.70m in 2017 (£0.45m in 2016) from the R&D pipeline to the discontinued commercial segment.

In addition, as a result of management’s review, it was found that in 2017 £1.17m (2016: £0.96m) of depreciation and amortisation had been classified to administrative costs in the segment analysis, note 3, but should have been classified to research and development in the amount of £0.97m (2016: £0.76m) and distribution costs, sales and marketing in the amount of £0.20m (2016: £0.20m). The segment note comparatives for 2017 and 2016 have therefore been reclassified.

This reclassification only impacted the segmental analysis and there was no impact on the consolidated statement of comprehensive income. Further analysis is provided in note 3.

Adoption of new and revised standards

The group adopted IFRS 9 and IFRS 15 on their effective date of 1 January 2018, further details of the impact of the application of these standards can be found within the Financial Asset and Liabilities and Revenue accounting policies.

There is one new standard that is not effective until 1 January 2019, and therefore was not applied in preparing this financial information.

IFRS 16 Leases

IFRS 16 was issued in January 2016 and it replaces IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees – leases of ’low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognize a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

Lessees will be also required to re-measure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognize the amount of the re-measurement of the lease liability as an adjustment to the right-of-use asset.

IFRS 16 is effective for annual periods beginning on or after 1 January 2019. Early application is permitted, but not before an entity applies IFRS 15. A lessee can choose to apply the standard using either a full retrospective or a modified retrospective approach. The standard’s transition provisions permit certain reliefs.

During 2018 the Group assessed the potential effect of IFRS 16 on its consolidated financial statements. Adoption of IFRS 16 will result in the Group recognising right-of-use assets and lease liabilities for all contracts that are, or contain, a lease. For leases currently classified as operating leases, under current accounting requirements the Group does not recognise related assets or liabilities, and instead spreads the lease payments on a straight-line basis over the lease term, disclosing in its annual financial statements the total commitment.

The Board has decided it will apply the modified retrospective adoption method in IFRS 16, and, therefore, will only recognise leases on balance sheet as at 1 January 2019. In addition, it has decided to measure right-of-use assets by reference to the measurement of the lease liability on that date. This will ensure there is no immediate impact to net assets on that date. At 31 December 2018 operating lease commitments amounted to £577k, as set out in note 25. At 1 January 2019, the Group will record a lease liability of £544k in its accounts, reflecting a 4% discount rate on the lease commitment. A corresponding right-of-use asset of £394k has been recognised by the Group in respect of two of its leases, based upon the present value of future payments under these leases.

In respect of the remaining £142k, the Group has entered into a sublease agreement to mitigate the impact of an otherwise onerous lease on the closure of its Abingdon site. This has been recognised as a lease receivable as the Group has determined that the sublease meets the definition of a finance lease under the transitional provisions of IFRS16 and therefore, no right-of-use asset is recognised.

Upon adoption of the new standard, instead of recognising an operating expense for its operating lease payments, the Group will instead recognise interest on its lease liabilities and amortisation on its right-of-use assets. Given the nature of the leases involved and assuming the current low interest rate environment continues, the Group does not currently expect the effect on loss from operations to be significant.

Refer to note 25 for further information on the Group’s operating leases.

There are no other IFRS standards or interpretations not currently effective that would be expected to have a material impact on the Group.

Basis for consolidation

The Group financial statements consolidate those of the parent company and all of its subsidiaries. The parent controls a subsidiary if it has power over the investee to significantly direct the activities, exposure, or rights to variable returns from its involvement with the investee, and the ability to use its power over the investee to affect the amount of the investor’s returns. All subsidiaries have a reporting date of 31 December.

All transactions and balances between Group companies are eliminated on consolidation, including unrealised gains and losses on transactions between Group companies. Where unrealised losses on intra-Group asset sales are reversed on consolidation, the underlying asset is also tested for impairment from a Group perspective. Amounts reported in the financial statements of subsidiaries have been adjusted where necessary to ensure consistency with the accounting policies adopted by the Group.

The loss and other comprehensive income of Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc) acquired in December 2015 is recognised from the effective date of acquisition i.e. 4 December 2015 through to the date of sale on 1 November 2018. Similarly, the loss and other comprehensive income of Zuplenz®, acquired as a business by Midatech Pharma plc, is recognised from 24 December 2015 until 31 October 2018 (up to the formal completion of the sale of MPUS on 1 November 2018).

Discontinued operations are presented in the consolidated statement of comprehensive income as a single line which comprises the post-tax profit or loss of the discontinued operation along with the post-tax gain or loss recognised on the re-measurement to fair value less costs to sell or on disposal of the assets or disposal groups constituting discontinued operations.

The consolidated financial statements consist of the results of the following entities:

Entity	Summary description
Midatech Pharma plc	Ultimate holding company
Midatech Limited	Trading company
Midatech Pharma (Espana) SL (formerly Midatech Biogune SL)	Trading company
PharMida AG	Dormant
Midatech Pharma (Wales) Limited (formerly Q Chip Limited)	Trading company
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) (until 1 November 2018)	Trading company
Dara Therapeutics, Inc. (until 1 November 2018)	Dormant
Midatech Pharma Pty	Trading company

Going concern

The Group and parent company are subject to a number of risks similar to those of other development and early-commercial stage pharmaceutical companies. These risks include, amongst others, generation of revenue from the development portfolio and risks associated with research, development, testing and obtaining related regulatory approvals of its pipeline products. Ultimately, the attainment of profitable operations is dependent on future uncertain events which include obtaining adequate financing to fulfil the Group’s commercial and development activities and generating a level of revenue adequate to support the Group's cost structure.

The Group has experienced net losses and significant cash outflows from cash used in operating activities over the past years as it develops its portfolio. As at 31 December 2018 the Group had total equity of £16.92m which includes an accumulated deficit of £89.72m, it incurred a net loss for the year to 31 December 2018 of £15.03m and used cash in operating activities of £13.45m for the same year. As at 31 December 2018, the Group had cash and cash equivalents of £2.34m.

The long-term viability of the Group is dependent on its ability to generate cash from operating activities, to raise additional capital to finance its operations and to successfully obtain regulatory approval to allow marketing of the Group's development products. The Group's failure to raise capital as and when needed could have a negative impact on its financial condition and ability to pursue its business strategies.

Following the year end, Midatech concluded a fundraise in a Subscription, Placing and Open Offer. This raised proceeds of £13.4m before expenses and the new shares were admitted to AIM on 26 February 2019.

The Directors have prepared cash flow forecasts and considered the cash flow requirement for the Group for the next five years. These forecasts show that the Group has sufficient cash resources for at least the next 12 months from the date of approval of these consolidated financial statements. The Directors therefore consider it appropriate to continue to adopt the going concern basis in preparing the financial information.

Revenue

The Group’s income streams include milestone income from research and development contracts. Milestone income is recognised as revenue in the accounting period in which the milestones are achieved. Milestones are agreed on a project by project basis and will be evidenced by set deliverables.

Application of IFRS 15 Revenue from Contracts with Customers

The Group implemented the new standard from January 1, 2018 and applied the modified retrospective method, which required the recognition of the cumulative effect of initially applying IFRS 15 as at January 1, 2018, to accumulated deficit and not restate prior years.

The Group performed a full assessment of the impact of IFRS 15, taking advantage of the practical expedient not to apply IFRS 15 to any contracts completed at 1 January 2018, and has transitioned to the new standard through means of a consideration of the cumulative impact as at 1 January 2018. If IFRS 15 had been applied in the financial statements for the year ended 31 December 2017 and the 12-month period to 31 December 2018, the directors do not consider that there would have been any material change to revenue recognised on the basis that all performance obligations were satisfied prior to the relevant reporting dates.

In respect of the application of IFRS 15, there is no change in the revenue recognition for services performed, which continue to be recognised over time as a reasonable assessment of the extent to which the performance obligations have been delivered; future revenues which may arise from collaboration agreements with third parties will be recognised when they become due, dependant on the nature of the revenue earned. This policy will be clarified in future financial reports once the nature of any future revenue is known. There were no material judgements applied in applying IFRS 15.

Historically, revenue from the sales of goods by Midatech Pharma US, Inc. (“MPUS”) was recognised when the significant risks and rewards of ownership were transferred to the buyer and it was probable the previously agreed payment would be received. These criteria were considered to be met when the goods were delivered to the buyer. Revenue represented the full list price of products shipped to wholesalers and other customers less product returns, discounts, rebates and other incentives based on the sales price.

Sales to wholesalers provide for selling prices that were fixed on the date of sale, although MPUS offered certain discounts to group purchasing organisations and governmental programmes. The wholesalers took title to the product, bore the risk and rewards and had ownership of the inventory. MPUS had sufficient experience with their material wholesaler distribution channel to reasonably estimate product returns from its wholesalers while the wholesalers were still holding inventory.

Following the adoption of IFRS 15 on 1 January 2018, revenue from sales of goods by MPUS were recognised when all performance obligations were met. These criteria were considered to be met when the goods were delivered to the buyer. Revenue represented the full list price of products shipped to wholesalers and other customers less product returns, discounts, rebates and other incentives based on the sales price.

Grant revenue

Where grant income is received, which is not a direct re-imbursement of related costs and at the point at which the conditions have been met for recognition as income, this has been shown within grant revenue.

Government grants and government loans

Where government grants are received as a re-imbursement of directly related costs they are credited to research and development expense in the same period as the expenditure towards which they are intended to contribute.

The Group receives government loans that have a below-market rate of interest. These loans are recognised and measured in accordance with IFRS 9. The benefit of the below-market rate of interest is measured as the difference between the initial carrying value of the loan discounted at a market rate of interest and the proceeds received.

The difference is held within deferred revenue as a government grant and is released as a credit to grant income or to research and development expense in line with the expenditure to which it relates. In a situation where the proceeds were invested in plant and equipment, the deferred revenue is credited to research and development within the income statement in line with the depreciation of the acquired asset.

Business combinations and externally acquired intangible assets

Business combinations are accounted for using the acquisition method at the acquisition date, which is the date at which the Group obtains control over the entity. The cost of an acquisition is measured as the amount of the consideration transferred to the seller, measured at the acquisition date fair value, and the amount of any non-controlling interest in the acquiree. The Group measures goodwill initially at cost at the acquisition date, being:

-	the fair value of the consideration transferred to the seller, plus
-	the amount of any non-controlling interest in the acquiree, plus
-	if the business combination is achieved in stages, the fair value of the existing equity interest in the acquiree re-measured at the acquisition date, less
-	the fair value of the net identifiable assets acquired and assumed liabilities

Acquisition costs incurred are expensed and included in administrative costs. Any contingent consideration to be transferred by the acquirer is recognised at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration, whether it is an asset or liability, will be recognised either as a profit or loss or as a change to other comprehensive income. If the contingent consideration is classified as equity, it is not re-measured.

An intangible asset, which is an identifiable non-monetary asset without physical substance, is recognised to the extent that it is probable that the expected future economic benefits attributable to the asset will flow to the Group and that its cost can be measured reliably. The asset is deemed to be identifiable when it is separable or when it arises from contractual or other legal rights.

Externally acquired intangible assets other than goodwill are initially recognised at cost and subsequently amortised on a straight-line basis over their useful economic lives where they are in use. The amortisation expense is included within the distribution costs, sales and marketing in the consolidated statement of comprehensive income. Goodwill is stated at cost less any accumulated impairment losses.

The amounts ascribed to intangibles recognised on business combinations are arrived at by using appropriate valuation techniques (see section related to critical estimates and judgements below).

In-process research and development (“IPRD”) programmes acquired in business combinations are recognised as assets even if subsequent expenditure is written off because the criteria specified in the policy for development costs below are not met. IPRD is subject to annual impairment testing until the completion or abandonment of the related project. No further costs are capitalised in respect of this IPRD unless they meet the criteria for research and development capitalisation as set out below.

As per IFRS 3, once the research and development of each defined project is completed, the carrying value of the acquired IPRD is reclassified as a finite-lived asset and amortised over its useful life.

The product and marketing rights recognised in 2017 related to various licenses, the Group held via its US subsidiary. These rights were disposed of with the sale of the subsidiary.

The significant intangibles recognised by the Group and their useful economic lives are as follows:

Goodwill IPRD	- -	Indefinite life In process, not yet amortising
IT and website costs	-	4 years
Product and marketing rights	-	Between 2 and 12 years

The useful economic life of IPRD will be determined when the in-process research projects are completed. Amortisation of product and marketing rights ceased in June 2018 when the US entity was classified as held for sale.

Internally generated intangible assets (development costs)

Expenditure on the research phase of an internal project is recognised as an expense in the period in which it is incurred. Development costs incurred on specific projects are capitalised when all the following conditions are satisfied:

—	Completion of the asset is technically feasible so that it will be available for use or sale
—	The Group intends to complete the asset and use or sell it
—	The Group has the ability to use or sell the asset and the asset will generate probable future economic benefits (over and above cost)
—	There are adequate technical, financial and other resources to complete the development and to use or sell the asset, and
—	The expenditure attributable to the asset during its development can be measured reliably.

Judgement is applied when deciding whether the recognition criteria are met. Judgements are based on the information available. In addition, all internal activities related to the research and development of new projects are continuously monitored by the Directors. The Directors consider that the criteria to capitalise development expenditure are not met for a product prior to that product receiving regulatory approval in at least one country.

Development expenditure not satisfying the above criteria, and expenditure on the research phase of internal projects are included in research and development costs recognised in the Consolidated Statement of Comprehensive Income as incurred. No projects have yet reached the point of capitalisation.

Impairment of non-financial assets

Assets that have an indefinite useful life, for example goodwill, or intangible assets not ready for use, such as IPRD, are not subject to amortisation and are tested annually for impairment. Assets that are subject to amortisation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognised for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. An impairment charge of £1.5m was recognised in 2017 against the IPRD of the Midatech Pharma (Wales) Ltd cash generating unit within continuing operations.

An impairment charge of £11.4m was recognised in 2016 against the product rights of the Midatech Pharma US cash generating unit within discontinued operations.

For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). After the disposal of the US operation on 1 November 2018, the group at 31 December 2018 had only one cash generating unit (2017: two, 2016: two), as set out in note 12. Non-financial assets other than goodwill that suffered impairment are reviewed for possible reversal of impairment at each reporting date.

Impairment charges are included in profit or loss, except, where applicable, to the extent they reverse gains previously recognised in other comprehensive income. An impairment loss recognised for goodwill is not reversed.

Patents and trademarks

The costs incurred in establishing patents and trademarks are either expensed in accordance with the corresponding treatment of the development expenditure for the product to which they relate or capitalised if the development expenditure to which they relate has reached the point of capitalisation as an intangible asset.

Joint arrangements

The Group is a party to a joint arrangement when there is a contractual arrangement that confers joint control over the relevant activities of the arrangement to the Group and at least one other party. Joint control is assessed under the same principles as control over subsidiaries.

The Group classifies its interests in joint arrangements as either:

—	Joint ventures: where the Group has rights to only the net assets of the joint arrangement.
—	Joint operations: where the Group has both the rights to assets and obligations for the liabilities of the joint arrangement.

In assessing the classification of interests in joint arrangements, the Group considers:

—	The structure of the joint arrangement
—	The legal form of joint arrangements structured through a separate vehicle
—	The contractual terms of the joint arrangement agreement
—	Any other facts and circumstances (including any other contractual arrangements).

Foreign currency

Transactions entered into by subsidiary entities in a currency other than the currency of the primary economic environment, in which they operate, are recorded at the rates ruling when the transactions occur. Foreign currency monetary assets and liabilities are translated at the rates ruling at the reporting date. Exchange differences arising on the retranslation of unsettled monetary assets and liabilities are recognised immediately in profit or loss.

The presentational currency of the Group is Pounds Sterling, and the reporting currency is also Pounds Sterling. Foreign subsidiaries use the local currencies of the country where they operate. On consolidation, the results of overseas operations are translated into Pounds Sterling at rates approximating to those ruling when the transactions took place. All assets and liabilities of overseas operations, including goodwill arising on the acquisition of those operations, are translated at the rate ruling at the reporting date. Exchange differences arising on translating the opening net assets at opening rate and the results of overseas operations at actual rate are recognised in other comprehensive income and accumulated in the foreign exchange reserve.

Exchange differences recognised in the profit or loss of Group entities on the translation of long-term monetary items forming part of the Group's net investment in the overseas operation concerned are reclassified to other comprehensive income and accumulated in the foreign exchange reserve on consolidation.

On disposal of a foreign operation, the cumulative exchange differences recognised in the foreign exchange reserve relating to that operation up to the date of disposal are transferred to the consolidated statement of comprehensive income as part of the profit or loss on disposal.

Financial assets and liabilities

Application of IFRS 9 Financial Instruments

The Group adopted IFRS 9, which addresses the classification, measurement and de-recognition of financial assets and financial liabilities, on 1 January 2018, considering the cumulative impact at this date in assessing whether an adjustment to opening reserves is required. The Group applies the simplified approach and records lifetime expected losses on all trade receivables.

This standard had no material financial impact on either the current or comparative period and there were no changes recorded in the carrying value of any financial assets or liabilities. Whilst the adoption of IFRS 9 has had no material impact, the Group’s policy on provisions has now changed from an incurred to expected loss basis.

Assets at amortised cost

The Group does not have any financial assets which it would classify as fair value through profit or loss. Therefore, all financial assets are classed as assets at amortised cost as defined below.

These assets are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They arise principally through the provision of goods and services to customers (e.g. trade receivables), but also incorporate other types of contractual monetary asset. They are initially recognised at fair value plus transaction costs that are directly attributable to their acquisition or issue, and are subsequently carried at amortised cost using the effective interest rate method, less provision for impairment.

For impairment provisions, the Group applies the IFRS 9 simplified approach to measure expected credit losses using a lifetime expected credit loss provision for trade receivables to measure expected credit losses on a collective basis. Trade receivables are grouped based on a similar credit risk and ageing. Based on the scale of this area, our historic treatment is not materially different to the simplified approach under IFRS 9.

The expected loss rates are based on the Group’s historic credit losses experienced over the three-year period prior to the period end. The historic loss rates are then adjusted for current and forward-looking information on macroeconomic factors.

The Group's assets at amortised costs comprise trade and other receivables and cash and cash equivalents in the consolidated statement of financial position.

Cash and cash equivalents include cash in hand, deposits held at call with original maturities of three months or less.

Financial liabilities

The Group classifies its financial liabilities into one of two categories, depending on the purpose for which the liability was acquired.

Fair value through profit and loss (“FVTPL”)

The Group assumed fully vested warrants and share options on the acquisition of DARA Biosciences, Inc. The number of ordinary shares to be issued when exercised is fixed, however the exercise prices are denominated in US Dollars being different to the functional currency of the parent company. Therefore, the warrants and share options are classified as equity settled derivative financial liabilities recognised at fair value through the profit and loss account.

The financial liabilities were valued using the Black-Scholes option pricing model. Financial liabilities at FVTPL are stated at fair value, with any gains or losses arising on re-measurement recognised in profit or loss. The net gain or loss recognised in profit or loss incorporates any interest paid on the financial liability and is included in the ‘finance income’ or ‘finance expense’ lines item in the income statement. Fair value is determined in the manner described in note 21.

Other financial liabilities include the following items:

—	Borrowings are initially recognised at fair value net of any transaction costs directly attributable to the issue of the instrument. Such interest-bearing liabilities are subsequently measured at amortised cost using the effective interest rate method, which ensures that any interest expense over the period to repayment is at a constant rate on the balance of the liability carried in the consolidated statement of financial position. Interest expense in this context includes initial transaction costs and premium payable on redemption, as well as any interest or coupon payable while the liability is outstanding. Early redemption and other fees from voluntary redemption of borrowings are charged to administrative expenses in the statement of comprehensive income.
—	Government loans received on favourable terms below market rate are discounted at a market rate of interest. The difference between the present value of the loan and the proceeds is held as a government grant within deferred revenue and is released to research and development expenditure or grant income in line with when the asset or expenditure is recognised in the income statement.
—	Trade payables and other short-term monetary liabilities are initially recognised at fair value and subsequently carried at amortised cost using the effective interest method.

Share capital

Financial instruments issued by the Group are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. The Group has two classes of share in existence:

—	Ordinary shares of £0.00005 each are classified as equity instruments;
—	Deferred shares of £1 each are classified as equity instruments.

Retirement benefits: defined contribution schemes

Contributions to defined contribution pension schemes are charged to the consolidated statement of comprehensive income in the year to which they relate.

Provisions

Provisions are recognised when the Group has a present obligation (legal or constructive) as a result of a past event; it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Share-based payments

The Group operates a number of equity-settled, share-based compensation plans, under which the entity receives services from employees as consideration for equity instruments (options) of the Group. The fair value of the employee services received in exchange for the grant of the options is recognised as an expense. The total amount to be expensed is determined by reference to the fair value of the options granted:

—	including any market performance conditions (including the share price);
—	excluding the impact of any service and non-market performance vesting conditions (for example, remaining an employee of the entity over a specified time period); and
—	including the impact of any non-vesting conditions (for example, the requirement for employees to save).

Non-market performance and service conditions are included in assumptions about the number of options that are expected to vest. The total expense is recognised over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. Where vesting conditions are accelerated on the occurrence of a specified event, such as a change in control or initial public offering, such remaining unvested charge is accelerated to the income statement.

In addition, in some circumstances, employees may provide services in advance of the grant date and therefore the grant date fair value is estimated for the purposes of recognising the expense during the period between service commencement period and grant date.

At the end of each reporting period, the Group revises its estimates of the number of options that are expected to vest based on the non-market vesting conditions. It recognises the impact of the revision to original estimates, if any, in the income statement, with a corresponding adjustment to equity. When the options are exercised, the Company issues new shares. The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium.

Leased assets

Where substantially all of the risks and rewards incidental to ownership of a leased asset have been transferred to the Group (a "finance lease"), the asset is treated as if it had been purchased outright. The amount initially recognised as an asset is the lower of the fair value of the leased property and the present value of the minimum lease payments payable over the term of the lease. The corresponding lease commitment is shown as a liability. Lease payments are analysed between capital and interest. The interest element is charged to the consolidated statement of comprehensive income over the period of the lease and is calculated so that it represents a constant proportion of the lease liability. The capital element reduces the balance owed to the lessor.

Where substantially all of the risks and rewards incidental to ownership are not transferred to the Group (an "operating lease"), the total rentals payable under the lease are charged to the consolidated statement of comprehensive income on a straight-line basis over the lease term. The aggregate benefit of lease incentives is recognised as a reduction of the rental expense over the lease term on a straight-line basis.

Deferred taxation

Deferred tax assets and liabilities are recognised where the carrying amount of an asset or liability in the consolidated statement of financial position differs from its tax base, except for differences arising on:

—	the initial recognition of goodwill;
—	the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction affects neither accounting or taxable profit; and
—	investments in subsidiaries and jointly controlled entities where the Group is able to control the timing of the reversal of the difference and it is probable that the difference will not reverse in the foreseeable future.

Recognition of deferred tax assets is restricted to those instances where it is probable that taxable profit will be available against which the difference can be utilised.

 The amount of the asset or liability is determined using tax rates that have been enacted or substantively enacted by the reporting date and are expected to apply when the deferred tax assets or liabilities are recovered or settled.

Property, plant and equipment

Items of property, plant and equipment are initially recognised at cost. As well as the purchase price, cost includes directly attributable costs.

Depreciation is provided on all items of property, plant and equipment so as to write off their carrying value over their expected useful economic lives. It is provided at the following rates:

Fixtures and fittings Leasehold improvements	- -	25% per annum straight line the shorter of 10% per annum straight line or over the lease term
Computer equipment	-	25% per annum straight line
Laboratory equipment	-	15% - 25% per annum straight line

Inventories

Inventories are stated at the lower of cost or net realisable value. Net realisable value is the market value. In evaluating whether inventories are stated at the lower of cost or net realisable value, management considers such factors as the amount of inventory on hand and in the distribution channel, estimated time required to sell such inventory, remaining shelf life, and current and expected market conditions, including levels of competition.

If net realisable value is lower than the carrying amount a write down provision is recognised for the amount by which the carrying value exceeds its net realisable value.

Inventory is valued at the lower of cost or market value using the FIFO method. Inventory is charged to the income statement as cost of sales as it is sold.